Revenue and Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE AND OTHER OPERATING INCOME
Summary of Revenues and Other Operating Income

	For the years ended December 31,
	2024	2023	2022
Revenues	ThCh$	ThCh$	ThCh$
Energy sales	3,579,733,604	3,690,958,879	3,555,216,142

Generation	2,009,018,518	2,252,662,000	2,233,369,420
Regulated customers	1,094,724,787	835,562,424	822,190,715
Unregulated customers (1)	770,365,040	1,299,269,842	1,209,931,004
Spot market sales	143,928,691	117,829,734	201,247,701
Distribution	1,570,715,086	1,438,296,879	1,321,846,722
Residential	841,865,489	742,496,383	732,865,039
Business	452,894,125	435,449,860	362,207,598
Industrial	121,963,135	120,007,325	109,083,560
Other consumers (2)	153,992,337	140,343,311	117,690,525

Other sales	270,581,235	510,542,878	716,907,816
Gas sales	223,751,539	463,898,120	671,732,249
Sales of goods and services	46,829,696	46,644,758	45,175,567

Revenue from other services	54,418,051	61,089,340	106,876,132
Tolls and transmission	2,728,752	897,969	52,534,938
Metering equipment leases	3,616,652	3,494,551	3,062,728
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	34,152,201	40,495,038	35,353,775
Other services	13,920,446	16,201,782	15,924,691

Total Revenues	3,904,732,890	4,262,591,097	4,379,000,090

	For the years ended December 31,
	2024	2023	2022
Other Income	ThCh$	ThCh$	ThCh$
Income by agreement with Shell (3)	—	5,613,300	460,714,800
Revenue from modification of contracts with suppliers (4)	11,385,480	32,713,420	—
Regasification service	36,309,863	31,789,548	29,739,775
Income from sanctions to users	3,089,109	4,548,654	3,801,165
Commodity derivative income	3,271,860	22,968,987	66,506,258
Compensation from delayed suppliers	948,062	625,908	3,304,994
Income from insurance claims	14,770,520	6,074,155	8,233,249
Other	12,627,509	13,320,924	5,131,532
Total other income	82,402,403	117,654,896	577,431,773

(1)	Revenues for 2024 show a significant decrease compared to previous years, mainly due to the discontinuation of certain accounting hedges, which implied the recognition of a significant non-recurring effect in the current year. The situation is summarized as follows:

During the last quarter of 2024, Enel Generación Chile completed an update of the analysis on the determination of its functional currency, concluding that it should be changed from Chilean pesos to U.S. dollars, effective January 1, 2025 (see Note 41.i).

Up to then, the Company had maintained certain transactions defined as cash flow hedges, which hedged the exchange rate risk of a portion of Enel Generación Chile's revenues directly linked to the evolution of the U.S. dollar, which were managed by obtaining financing in the latter currency and through derivative contracts (see Notes 3.g5, 3n, 20.3, 22.2 and 23.2).

Considering the change of functional currency contemplated for Enel Generación Chile, the accounting hedges described above lose their effectiveness and, therefore, due to the change in the risk management objective, they were discontinued prospectively.  At year-end 2024, the amount accumulated in cash flow hedge reserves, related to income directly linked to the evolution of the US dollar, amounted to ThCh$ 620,163,696, before taxes and minority interests. This amount was fully recognized as a lower revenue for the year 2024.

(2)	For the year ended December 31, 2024, includes revenues from the sale of energy to (i) municipalities of ThCh$55,957,265 (ThCh$49,987,374 and ThCh$38,916,267 at December 31, 2023 and 2022, respectively); (ii) government entities of ThCh$42,249,686 (ThCh$38,764,296 and ThCh$32,527,895 at December 31,
2023 and 2022, respectively); (iii) agricultural companies of ThCh$7,888,246 (ThCh$7,329,544 and ThCh$7,203,781 at December 31, 2023 and 2022, respectively); (iv) public and telecommunications services of ThCh$4,225,879 (ThCh$3,803,246 and ThCh$3,148,872 as of December 31, 2023 and 2022, respectively); (v) educational institutions of ThCh$1,767,169 (ThCh$1,653,215 and ThCh$2,309,902 as of December 31, 2023 and 2022, respectively); (vi) health services of ThCh$12,323,769 (ThCh$12,676,699 and ThCh$10,397,470 as of December 31, 2023 and 2022, respectively); and (vii) others of ThCh$29,580,323 (ThCh$26,128,937 and ThCh$23,186,338 as of December 31, 2023 and 2022, respectively).

(3)	On December 19, 2022, an agreement was signed between our subsidiary Enel Generacion Chile and Shell Global Energy Limited, Singapore Branch, for the modification of the LNG Sale and Purchase Agreement, consisting mainly of accepting the reduction of volumes committed by the supplier during the remaining term of the contract, maintaining the same level of costs and mitigating the volatility of the price formula. The price of the agreement, which amounted to US$ 520 million, was fully paid by Shell Global Energy Limited on December 29, 2022.

(4)	Additional income generated by the renegotiation of commercial terms considered in contracts with energy suppliers.